                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    March 31, 2005

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              35

Form 13F Table Value Total:                 229699
                                            (thousands)
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
                                                               Value         Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000 Shares  DiscretionManagersSole   Shared None
ACADIA REALTY TRUST                COM SH BEN INT 004239109      4510  280500   SOLE     N/A    280500      0   0
ARCHSTONE-SMITH TRUST              COM            039583109      8782  257472   SOLE     N/A    257472      0   0
ASHFORD HOSPITALITY TRUST          COM SHS        044103109      3400  333300   SOLE     N/A    333300      0   0
AVALONBAY COMMUNITIES INC          COM            053484101     10688  159791   SOLE     N/A    159791      0   0
BIOMED REALTY TRUST INC            COM            09063H107      9806  476000   SOLE     N/A    476000      0   0
BOSTON PROPERTIES INC              COM            101121101      6871  114073   SOLE     N/A    114073      0   0
BRE PROPERTIES INC CL A            CLA            05564E106      3922  111100   SOLE     N/A    111100      0   0
CAMDEN PROPERTY TRUST              COM            133131102      2407   51190   SOLE     N/A     51190      0   0
CAPITAL AUTOMOTIVE REIT            COM SH BEN INT 139733109      3587  108300   SOLE     N/A    108300      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102      3609  135409   SOLE     N/A    135409      0   0
CBL & ASSOCIATES PROPERTIES        COM            124830100      3668   51300   SOLE     N/A     51300      0   0
CEDAR SHOPPING CENTERS INC         COM NEW        150602209      2831  198800   SOLE     N/A    198800      0   0
CENTERPOINT PROPERTIES CORP        COM            151895109      3255   79382   SOLE     N/A     79382      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108       739   27900   SOLE     N/A     27900      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103      5653  142203   SOLE     N/A    142203      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      5567  172824   SOLE     N/A    172824      0   0
EXTRA SPACE STORAGE INC            COM            30225T102       763   56500   SOLE     N/A     56500      0   0
FIRST POTOMAC REALTY TRUST         COM            33610F109      1209   52900   SOLE     N/A     52900      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107      8326  244163   SOLE     N/A    244163      0   0
GRAMERCY CAPITAL CORP              COM            384871109      5520  283100   SOLE     N/A    283100      0   0
HOST HOTELS & RESORTS INC          COM            44107P104      8857  534867   SOLE     N/A    534867      0   0
INNKEEPERS USA TRUST               COM            4576J0104      2929  226900   SOLE     N/A    226900      0   0
KILROY REALTY CORP                 COM            49427F108      6560  160349   SOLE     N/A    160349      0   0
KIMCO REALTY CORP                  COM            49446R109      5340   99067   SOLE     N/A     99067      0   0
MACERICH COMPANY                   COM            554382101      2147   40300   SOLE     N/A     40300      0   0
MACK-CALI REALTY CORPORATION       COM            554489104      3692   87190   SOLE     N/A     87190      0   0
MILLS CORP                         COM            601148109      8381  158425   SOLE     N/A    158425      0   0
NORTHSTAR REALTY FINANCE CORPORATIOCOM            66704R100      8283  855700   SOLE     N/A    855700      0   0
PROLOGIS TRUST                     SH BEN INT     743410102     13399  361157   SOLE     N/A    361157      0   0
PUBLIC STORAGE INC                 COM            74460D109      8375  147078   SOLE     N/A    147078      0   0
REGENCY CENTERS CORP               COM            758849103      5115  107400   SOLE     N/A    107400      0   0
SENIOR HOUSING PROPERTIES TRUST    SH BEN INT     81721M109      1751  105000   SOLE     N/A    105000      0   0
SIMON PROPERTY GROUP INC           COM            828806109     19862  327868   SOLE     N/A    327868      0   0
SL GREEN REALTY CORP               COM            78440X101      6765  120331   SOLE     N/A    120331      0   0
STRATEGIC HOTELS & REORTS INC      COM            86272T106      3368  229100   SOLE     N/A    229100      0   0
SUNSTONE HOTEL INVESTORS INC       COM            867892101      2141   99800   SOLE     N/A     99800      0   0
TANGER FACTORY OUTLET CENTERS      COM            875465106      2910  132254   SOLE     N/A    132254      0   0
TOWN & COUNTRY TRUST               SH BEN INT     892081100       881   33300   SOLE     N/A     33300      0   0
TRIZEC PROPERTIES INC              COM            89687P107      5069  266770   SOLE     N/A    266770      0   0
VENTAS INC                         COM            92276F100      4482  179551   SOLE     N/A    179551      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109     11914  171996   SOLE     N/A    171996      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103      2365  172500   SOLE     N/A    172500      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
March 31, 2005.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer